Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Revenue from Products and Services

	Year ended March 31,
	2018		2019		2020
Rendering of services	₹	524,543	₹	571,301	₹	598,550
Sales of products		20,328		14,544		11,682

	₹	544,871	₹	585,845	₹	610,232

Schedule of Disaggregation of Revenues
Information on disaggregation of revenues for the year ended March 31, 2019 is as follows:

	IT Services								IT Products
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total		ISRE	Total
A. Revenue
Rendering of services	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	—	7,965	571,301
Sales of products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845
B. Revenue by geography
India	3,868	2,295	1,006	1,690	1,392	1,534	3,095	14,880	8,154	7,965	30,999
Americas	98,428	57,204	59,262	22,739	54,679	21,541	7,694	321,547	2,112	—	323,659
Europe	46,856	7,591	17,636	29,795	16,441	18,211	7,420	143,950	2,240	—	146,190
Rest of the World	24,364	6,852	10,893	18,105	3,596	4,869	14,280	82,959	2,038	—	84,997

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

C. Revenue by nature of contract
Fixed price and volume based	89,378	53,462	50,425	51,799	47,055	31,843	19,847	343,809	—	6,176	349,985
Time and materials	84,138	20,480	38,372	20,530	29,053	14,312	12,642	219,527	—	1,789	221,316
Products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

Information on disaggregation of revenues for the year ended March 31, 2020 is as follows:

	IT Services								IT Products
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total		ISRE	Total
A. Revenue
Rendering of services	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	—	7,961	598,550
Sales of products	—	—	—	—	—	—	—	—	11,682	—	11,682

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232
B. Revenue by geography
India	5,241	2,522	1,025	1,832	942	1,908	2,109	15,579	6,675	7,961	30,215
Americas	107,467	60,245	67,988	24,315	57,092	23,327	9,075	349,509	918	—	350,427
Europe	45,067	7,540	17,275	31,090	14,107	18,547	8,056	141,682	2,390	—	144,072
Rest of the World	25,593	7,487	10,221	18,721	3,305	4,077	14,415	83,819	1,699	—	85,518

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232

C. Revenue by nature of contract
Fixed price and volume based	101,875	49,951	53,575	52,084	49,733	33,793	21,908	362,919	—	6,415	369,334
Time and materials	81,493	27,843	42,934	23,874	25,713	14,066	11,747	227,670	—	1,546	229,216
Products	—	—	—	—	—	—	—	—	11,682	—	11,682

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232